BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—96.1%
Austria—1.0%
ANDRITZ AG	4,118	$225,367
Belgium—1.3%
Azelis Group NV	10,645	284,414
Bermuda—1.6%
Everest Re Group Ltd.	1,034	349,430
Denmark—0.6%
DSV A/S	818	130,875
Finland—2.5%
Nordea Bank Abp	24,380	256,210
Sampo Oyj, Class A	5,832	295,352
		551,562
France—6.9%
Airbus Group SE	3,563	409,018
Capgemini SA	781	141,203
Eiffage SA	1,165	114,711
Imerys SA	1,323	52,563
Legrand SA	2,687	218,940
Rexel SA*	18,692	343,492
Sanofi	2,782	251,297
		1,531,224
Germany—7.9%
Brenntag SE	4,390	279,121
Daimler Truck Holding AG*	4,521	149,025
Deutsche Telekom AG	23,827	484,709
Merck KGaA	1,110	203,370
Rheinmetall AG	1,674	342,125
Siemens AG	1,961	271,962
		1,730,312
Greece—0.5%
Hellenic Telecommunications Organization SA	6,808	105,318
Ireland—1.0%
ICON PLC*	1,026	221,041
Japan—4.8%
Asahi Group Holdings Ltd.	7,500	240,539
IHI Corp.	9,400	259,407
Renesas Electronics Corp.*	24,200	237,346
Sony Group Corp.	1,400	115,976
Subaru Corp.	12,300	210,673
		1,063,941
Netherlands—2.0%
Aalberts NV	2,859	114,233
ING Groep NV	13,956	169,243
Stellantis NV	10,304	162,177
		445,653
Norway—1.1%
Norsk Hydro ASA	31,371	236,228
South Korea—0.6%
SK Telecom Co., Ltd.	3,529	134,546
Sweden—1.9%
Svenska Handelsbanken AB, Class A	40,995	416,421
Switzerland—2.6%
STMicroelectronics NV	6,309	244,203
Swiss Re AG	1,024	91,778
UBS Group AG	12,609	232,670
		568,651
United Kingdom—8.8%
BAE Systems PLC	16,910	167,473
Coca-Cola European Partners PLC	5,031	267,096
Indivior PLC*	4,146	85,989
Informa PLC	29,456	220,900
JD Sports Fashion PLC	85,948	132,474
NatWest Group PLC	51,661	164,299
RS GROUP PLC	10,150	112,884
Shell PLC	10,962	320,813
SSE PLC	4,251	88,168
Tesco PLC	136,753	376,790
		1,936,886
United States—51.0%
AbbVie, Inc.	3,350	539,953
Alphabet, Inc., Class A*	3,482	351,647
AmerisourceBergen Corp.	1,470	250,914
AMETEK, Inc.	2,454	349,499
Amgen, Inc.	657	188,165
Applied Materials, Inc.	1,645	180,292
AutoZone, Inc.*	175	451,325
Axalta Coating Systems Ltd.*	8,184	219,659
Booking Holdings, Inc.*	161	334,791
Cigna Corp.	2,104	691,985
Cisco Systems, Inc.	6,397	318,059
Concentrix Corp.	838	102,554
Corteva, Inc.	4,466	299,937
CVS Health Corp.	5,152	524,886
Dollar General Corp.	417	106,619
Elevance Health, Inc.	576	306,962
Expedia Group, Inc.*	644	68,805
FMC Corp.	1,252	163,561
Gen Digital, Inc.	5,414	124,305
Goldman Sachs Group, Inc., (The)	190	73,368
Halliburton Co.	8,860	335,705
Humana, Inc.	1,187	652,731
Huntington Bancshares, Inc.	13,657	211,410
Johnson & Johnson	3,730	663,940
JPMorgan Chase & Co.	3,112	430,016
KeyCorp	15,797	297,142
McKesson Corp.	224	85,496
Microchip Technology, Inc.	4,535	359,127
Microsoft Corp.	1,101	280,909
Oracle Corp.	1,535	127,451
Pioneer Natural Resources Co.	1,089	256,993
QUALCOMM, Inc.	794	100,433
Schlumberger Ltd.	6,314	325,487
Science Applications International Corp.	1,077	118,588
Synchrony Financial	1,726	64,863
TE Connectivity Ltd.	1,604	202,296
UnitedHealth Group, Inc.	559	306,198
US Foods Holding Corp.*	6,270	229,357
Wells Fargo & Co.	4,544	217,885
Zimmer Biomet Holdings, Inc.	2,525	303,253
		11,216,566
TOTAL COMMON STOCKS
(Cost $20,290,530)		21,148,435

SHORT-TERM INVESTMENTS—4.0%
U.S. Bank Money Market Deposit Account, 3.50%(a)	888,946	888,946
TOTAL SHORT-TERM INVESTMENTS
(Cost $888,946)		888,946
TOTAL INVESTMENTS—100.1%
(Cost $21,179,476)		22,037,381
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(26,891)
NET ASSETS—100.0%		$22,010,490

PLC	Public Limited Company
*	Non-income producing.
(a)	The rate shown is as of November 30, 2022.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Sustainability Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$225,367	$-	$225,367	$-
Belgium	284,414	-	284,414	-
Bermuda	349,430	349,430	-	-
Denmark	130,875	-	130,875	-
Finland	551,562	-	551,562	-
France	1,531,224	-	1,531,224	-
Germany	1,730,312	-	1,730,312	-
Greece	105,318	-	105,318	-
Ireland	221,041	221,041	-	-
Japan	1,063,941	-	1,063,941	-
Netherlands	445,653	-	445,653	-
Norway	236,228	-	236,228	-
South Korea	134,546	-	134,546	-
Sweden	416,421	-	416,421	-
Switzerland	568,651	-	568,651	-
United Kingdom	1,936,886	267,096	1,669,790	-
United States	11,216,566	11,216,566	-	-
Short-Term Investments	888,946	888,946	-	-
Total Assets	$22,037,381	$12,943,079	$9,094,302	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.